Fair Value Measurements - Changes in balances of Level 3 financial assets carried at fair value (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 1,799	$ 1,799	$ 1,377	$ 1,263
Total realized/unrealized gains (losses) included in Net income		(20)	(20)	(19)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(35)	13	10
Purchases and issuances		1,422	774	245
Sales and settlements		(354)	(263)	(126)
Transfer into Level 3		223	219	109
Transfer out of Level 3		(200)	(301)	(105)
Financial assets, Ending Balance		2,835	1,799	1,377
Total fixed maturities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	1,694	1,694	1,267	1,180
Total realized/unrealized gains (losses) included in Net income		(16)	(6)	(13)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(35)	6	(13)
Purchases and issuances		1,316	749	217
Sales and settlements		(350)	(253)	(111)
Transfer into Level 3		203	219	100
Transfer out of Level 3		(189)	(288)	(93)
Financial assets, Ending Balance		2,623	1,694	1,267
U.S. government agency
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	8	8	8	15
Total realized/unrealized gains (losses) included in Net income		0	0	(7)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	0
Purchases and issuances		0	0	0
Sales and settlements		0	0	0
Transfer into Level 3		0	0	0
Transfer out of Level 3		0	0	0
Financial assets, Ending Balance		8	8	8
States, municipalities and political subdivisions
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	72	72	75	32
Total realized/unrealized gains (losses) included in Net income		0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(3)	1	(3)
Purchases and issuances		0	0	47
Sales and settlements		(2)	(2)	(1)
Transfer into Level 3		0	0	0
Transfer out of Level 3		(8)	(2)	0
Financial assets, Ending Balance		59	72	75
Residential MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	99	99	148	184
Total realized/unrealized gains (losses) included in Net income		(5)	(3)	(3)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(4)	1	(2)
Purchases and issuances		0	1	6
Sales and settlements		(18)	(26)	(26)
Transfer into Level 3		106	32	29
Transfer out of Level 3		(17)	(54)	(40)
Financial assets, Ending Balance		161	99	148
Commercial MBS
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	34	34	25	36
Total realized/unrealized gains (losses) included in Net income		0	2	(1)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	0	0
Purchases and issuances		14	13	0
Sales and settlements		0	(10)	(6)
Transfer into Level 3		0	4	0
Transfer out of Level 3		0	0	(4)
Financial assets, Ending Balance		48	34	25
Asset-backed securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	540	540	359	333
Total realized/unrealized gains (losses) included in Net income		(2)	0	(1)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(10)	1	1
Purchases and issuances		316	295	30
Sales and settlements		(182)	(95)	(20)
Transfer into Level 3		71	154	49
Transfer out of Level 3		(105)	(174)	(33)
Financial assets, Ending Balance		628	540	359
Corporate and other
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	941	941	652	580
Total realized/unrealized gains (losses) included in Net income		(9)	(5)	(1)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		(18)	3	(9)
Purchases and issuances		986	440	134
Sales and settlements		(148)	(120)	(58)
Transfer into Level 3		26	29	22
Transfer out of Level 3		(59)	(58)	(16)
Financial assets, Ending Balance		1,719	941	652
Equity securities
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	105	105	110	83
Total realized/unrealized gains (losses) included in Net income		(4)	(14)	(6)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)		0	7	23
Purchases and issuances		106	25	28
Sales and settlements		(4)	(10)	(15)
Transfer into Level 3	$ 20	20	0	9
Transfer out of Level 3		(11)	(13)	(12)
Financial assets, Ending Balance		$ 212	$ 105	$ 110